Short-term and Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short Term Debt [Line Items]
Existing Sr. Notes, Contractual Right to Exchange	$ 3,000
LONG-TERM DEBT
Senior Notes	210,000
Convertible Debt	57,500	$ 57,500
Long-term Line of Credit	66,100	59,200
Other Long-term Debt	428	1,257
Less: unamortized discount	(12,255)	(17,843)
Unamortized Debt Issuance Expense	(4,147)	(6,853)
Total Debt	317,626	303,261
Current portion of long-term debt	(7,012)	(737)
Total long-term portion	$ 310,614	302,524
Senior Secured Notes Due in 2016 [Member]
Short Term Debt [Line Items]
Debt Instrument, Redemption Price, Percentage	100.00%
LONG-TERM DEBT
Senior Notes	$ 6,681	210,000
Senior Secured Notes Due in 2018 [Member]
Short Term Debt [Line Items]
Debt Instrument, Redemption Price, Percentage	100.00%
LONG-TERM DEBT
Senior Notes	$ 203,319	$ 0
25% Excess Cash Flow [Member]
Short Term Debt [Line Items]
Secured Notes to be Purchased with Excess Cash Flow	$ 100,000
Debt Instrument, Excess Cash Flow, Percentage	25.00%
75% Excess Cash Flow [Member]
Short Term Debt [Line Items]
Secured Notes to be Purchased with Excess Cash Flow	$ 50,000
Debt Instrument, Excess Cash Flow, Percentage	75.00%
50% Excess Cash Flow [Member]
Short Term Debt [Line Items]
Secured Notes to be Purchased with Excess Cash Flow	$ 75,000
Debt Instrument, Excess Cash Flow, Percentage	50.00%
0% Excess Cash Flow [Member] [Member]
Short Term Debt [Line Items]
Debt Instrument, Excess Cash Flow, Percentage	0.00%